Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Profit for the year	R$ 2,519,310	R$ 2,947,098	R$ 536,279
Other comprehensive income (loss)	287,547	(472,266)	36,366
Items which will not be subsequently reclassified to the income statement:
Actuarial gains and (losses) on defined benefit plans	287,547	(472,266)	36,366
Total comprehensive income for the year	R$ 2,806,857	R$ 2,474,832	R$ 572,645